UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [ ]                        Amendment Number:
                                                                     ---------
Institutional Investment Manager Filing this Report:

Name:     Sidus Investment Management, LLC

Address:  767 Third Avenue
          New York, NY 10017

Form 13F File Number: 028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Oshiro

Title:    CFO

Phone:    (212) 751-6644

Signature, Place, and Date of Signing:

/s/ Peter Oshiro        New York, New York                 February 11, 2008
----------------        ------------------                 -----------------
  [Signature]             [City, State]                         [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $119,627 (in thousands)

List of Other Included Managers:         None



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
                           FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2   COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6    COLUMN 7    COLUMN 8
            --------           --------   --------     --------    --------      --------    --------    --------
                                                                    AMOUNT
                               TITLE OF               VALUE         TYPE OF     INVESTMENT    OTHER       VOTING
        NAME OF ISSUER          CLASS      CUSIP     (x$1000)      SECURITY     DISCRETION   MANAGERS   AUTHORITY
        --------------          -----      -----     --------      --------     ----------   --------   ---------
ADC TELECOMMUNICATIONS          COM     000886309      2333       150000  SH       SOLE        NONE       SOLE
ADVANCED ENERGY INDUSTRIES      COM     007973100      2616       200000  SH       SOLE        NONE       SOLE
APAC CUSTOMER SERVICES INC      COM     00185E106      4123      3616927  SH       SOLE        NONE       SOLE
APPLIED MICRO CIRCUITS CORP     COM     03822W406      6118       699998  SH       SOLE        NONE       SOLE
AVNET INC                       COM     053807103      2098        60000  SH       SOLE        NONE       SOLE
BOOKHAM INC                     COM     09856E105      6426      2700000  SH       SOLE        NONE       SOLE
BORLAND SOFTWARE CORP           COM     099849101      3612      1200000  SH       SOLE        NONE       SOLE
BROCADE COMMUNICATIONS SYS INC  COM     111621306      6973       950000  SH       SOLE        NONE       SOLE
CIENA CORP                      COM     171779309      3411       100000  SH       SOLE        NONE       SOLE
CMGI INC.                       COM     125750307      4582       350000  SH       SOLE        NONE       SOLE
CONCURRENT COMPUTER CORP NEW    COM     206710204      2075      2500000  SH       SOLE        NONE       SOLE
CONVERGYS CORP                  COM     212485106       988        60000  SH       SOLE        NONE       SOLE
EDIETS.COM INC.                 COM     280597105       944       160000  SH       SOLE        NONE       SOLE
ELECTROGLAS INC                 COM     285324109      2463      1475000  SH       SOLE        NONE       SOLE
EMC CORP MASS                   COM     268648102      3706       200000  SH       SOLE        NONE       SOLE
IKANOS COMMUNICATIONS           COM     45173E105      2118       393770  SH       SOLE        NONE       SOLE
IONA TECHNOLOGIES SPONSORED ADR COM     46206P109      1359       417010  SH       SOLE        NONE       SOLE
LCC INTERNATIONAL INC CL A      COM     501810105      1665       925000  SH       SOLE        NONE       SOLE
LOOKSMART LTD.                  COM     543442503      7541      2363892  SH       SOLE        NONE       SOLE
MCAFEE INC                      COM     579064106      1875        50000  SH       SOLE        NONE       SOLE
MINDSPEED TECHNOLOGIES, INC.    COM     602682106      1407      1153190  SH       SOLE        NONE       SOLE
NETWORK APPLIANCE INC           COM     64120L104      3619       145000  SH       SOLE        NONE       SOLE
NMS COMMUNICATIONS CORP         COM     629248105      3775      2330460  SH       SOLE        NONE       SOLE
NOVELLUS SYS INC                COM     670008101      2757       100000  SH       SOLE        NONE       SOLE
OPENWAVE SYS INC                COM     683718308      6500      2500000  SH       SOLE        NONE       SOLE
OPNEXT INC                      COM     68375V105      1045       118100  SH       SOLE        NONE       SOLE
PHOTON DYNAMICS INC             COM     719364101      1245       150000  SH       SOLE        NONE       SOLE
QUALCOMM INC                    COM     747525103      7870       200000  SH       SOLE        NONE       SOLE
RICHARDSON ELECTRONICS LTD      COM     763165107      1533       218720  SH       SOLE        NONE       SOLE
SUPPORTSOFT, INC                COM     868587106      6230      1400000  SH       SOLE        NONE       SOLE
SYCAMORE NETWORKS INC           COM     871206108      2880       750000  SH       SOLE        NONE       SOLE
TELETECH HOLDINGS, INC.         COM     879939106      2127       100000  SH       SOLE        NONE       SOLE
WEBSITE PROS INC                COM     94769V105       871        75000  SH       SOLE        NONE       SOLE
CIENA CORP 3.75% 02/01/2008     COM     171779AA9     10742     10850000 PRN       SOLE        NONE       SOLE

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